Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption [Abstract]
Schedule of Common Stock Subject to Possible Redemption

The Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled on the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(14,662,500)
Issuance costs allocated to Class A common stock	(19,627,833)
Plus:
Adjust carrying value to initial redemption value	40,083,762
Class A common stock subject to possible redemption as of December 31, 2022	293,293,429
Less:
Redemption	(188,132,132)
Plus:
Remeasurement of carrying value to initial redemption value	7,357,845
Class A common stock subject to possible redemption as of September 30, 2023	$112,519,142
The Class A common stock subject to possible redemption reflected on the balance sheets is reconciled on the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(14,662,500)
Issuance costs allocated to Class A common stock	(19,627,833)
Plus:
Adjust carrying value to initial redemption value	37,165,333
Class A common stock subject to possible redemption as of December 31, 2021	290,375,000
Remeasurement of carrying value to redemption value	2,918,429
Class A common stock subject to possible redemption as of December 31, 2022	$293,293,429